Commitments and Contingencies (Details Narrative) - USD ($)	Mar. 04, 2020	Aug. 06, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Non payment of the amount					$ 150,000
Claim amount		$ 267,000
Accrued salary			$ 267,000	$ 267,000
Settlement expense	$ 32,000
Settlement expense			$ 6,665